Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 11 - Related Party Balances and Transactions

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Group
Zhengyu Wang (i)	Chairman of Board of Directors
Yefang Zhang (i)	Director
Wangfeng Yan	Chief Executive Officer
Aihong Wang	A relative of Zhengyu Wang
LiShui JiuAnJu Commercial Trade Co., Ltd. (“LJC”)	A company controlled by Wangfeng Yan
Forasen Group	A company controlled by Zhengyu Wang
Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”)	A company controlled by Yefang Zhang
Zhejiang Farmmi Biotechnology Co., Ltd. (“Farmmi Biotechnology”)	A company controlled by Yefang Zhang

(i) Effective on December 19, 2024, Mr. Zhengyu Wang resigned as Chairman of the Board of Directors and Ms. Yefang Zhang serve as Chairwoman.  Mr. Zhengyu Wang remains a controlling shareholder of the Group after his resignation.

Due to related parties

The balances due to related parties were as follows:

	June 30,	December 31,
	2024	2023
Mr. Zhengyu Wang and his affiliates	$833,555	$756,965
Mr. Wangfeng Yan, and his affiliates	147,572	146,502
Total	$981,127	$903,467

As of June 30, 2024 and December 31, 2023, the Group borrowed $833,555 and $756,965 from Mr. Zhengyu Wang and his affiliates for working capital purpose.

Mr. Wangfeng Yan, and his affiliates, also made advances to the Group. The balance due to Mr. Wangfeng Yan and his affiliates was $147,572 and $146,502 as of June 30, 2024 and December 31, 2023, respectively.

All balances of due to the related parties were unsecured, interest-free and due upon demand.

Lease arrangement with related party

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”) to lease part of its production facilities of approximately 1,180 square meters to Farmmi Food for ten years with monthly rent of approximately $2,200 (RMB15,338). Farmmi Food is controlled by Ms. Yefang Zhang who is the director of the Group. For the six months ended June 30, 2024 and 2023, the Group recorded rent income of $nil and $12,183 from Farmmi Food, respectively.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Farmmi Biotechnology Co., Ltd. (“Farmmi Biotechnology”) to lease part of its production facilities of approximately 1,914 square meters to Farmmi Biotechnology for ten years with monthly rent of approximately $5,500 (RMB38,280). Farmmi Biotechnology is controlled by Ms. Yefang Zhang who is the director of the Group. For the six months ended June 30, 2024 and 2023, the Group recorded rent income of $nil and $29,520 from Farmmi Biotechnology, respectively.

Guaranty provided by related parties

Mr. Zhengyu Wang, Ms. Yefang Zhang and Ms. Aihong Wang, Forasen Group and LJC provided guarantees to the Group’s bank loans (See Note 7).